Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.15%
Australia: 2.86%
Ansell Ltd. (Health care, Health care equipment & supplies)	199,931	$3,241,848
Cettire Ltd. (Consumer discretionary, Specialty retail)†	344,012	686,286
Inghams Group Ltd. (Consumer staples, Food products)	317,565	597,264
		4,525,398
Belgium: 1.33%
Barco NV (Information technology, Electronic equipment, instruments & components)†	90,172	2,099,873
Canada: 4.61%
ATS Corp. (Industrials, Machinery)†	18,500	838,964
Canadian Western Bank (Financials, Banks)	18,800	375,672
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	26,902	4,758,964
Primo Water Corp. (Consumer staples, Beverages)	93,535	1,325,726
		7,299,326
France: 2.45%
Alten SA (Information technology, IT services)†	21,623	3,114,459
Metropole Television SA (Communication services, Media)†	54,681	772,565
		3,887,024
Germany: 4.32%
Cancom SE (Information technology, IT services)	29,017	835,890
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	15,717	1,072,277
Gerresheimer AG (Health care, Life sciences tools & services)	17,109	2,025,983
Krones AG (Industrials, Machinery)	12,690	1,529,211
TAG Immobilien AG (Real estate, Real estate management & development)†	123,074	1,383,646
		6,847,007
Ireland: 0.49%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	723,494	770,027
Israel: 1.43%
CyberArk Software Ltd. (Information technology, Software)†	13,600	2,257,736
Italy: 2.22%
De’ Longhi SpA (Consumer discretionary, Household durables)†	24,232	615,456
GVS SpA (Industrials, Machinery)144A†	223,661	1,420,161
Interpump Group SpA (Industrials, Machinery)†	27,165	1,477,865
		3,513,482
Japan: 8.27%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	67,300	1,392,691
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	32,020	1,076,974
DTS Corp. (Information technology, IT services)	89,600	2,113,015
Fuji Seal International, Inc. (Materials, Containers & packaging)	84,100	940,520
See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	15,700	$924,906
Meitec Corp. (Industrials, Professional services)	133,000	2,418,989
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	180,300	1,408,029
Orix JREIT, Inc. (Real estate, Office REITs)	1,431	1,819,618
Taikisha Ltd. (Industrials, Construction & engineering)	33,400	993,090
		13,087,832
Netherlands: 0.40%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail)†	52,150	219,030
TKH Group NV (Industrials, Electrical equipment)	7,952	414,954
		633,984
Norway: 0.92%
Atea ASA (Information technology, IT services)	66,218	899,018
Elopak ASA (Materials, Containers & packaging)†	256,978	561,622
		1,460,640
Spain: 1.94%
Vidrala SA (Materials, Containers & packaging)	4,747	482,788
Viscofan SA (Consumer staples, Food products)	39,998	2,594,691
		3,077,479
Sweden: 1.64%
Hexpol AB (Materials, Chemicals)	69,592	755,659
Loomis AB Class B (Industrials, Commercial services & supplies)†	63,078	1,838,456
		2,594,115
Switzerland: 1.33%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	4,444	1,037,044
Bucher Industries AG (Industrials, Machinery)	2,405	1,070,053
		2,107,097
United Kingdom: 7.06%
Britvic PLC (Consumer staples, Beverages)	232,522	2,578,236
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	336,797	1,501,561
Elementis PLC (Materials, Chemicals)†	507,329	720,095
Lancashire Holdings Ltd. (Financials, Insurance)	150,903	1,156,158
Morgan Advanced Materials PLC (Industrials, Machinery)	90,000	315,319
Nomad Foods Ltd. (Consumer staples, Food products)†	63,802	1,134,400
S4 Capital PLC (Communication services, Media)†	418,131	566,658
Samarkand Group PLC (Consumer discretionary, Broadline retail)†	660,000	211,753
Spectris PLC (Information technology, Electronic equipment, instruments & components)	66,618	3,001,700
		11,185,880
United States: 55.88%
Ambarella, Inc. (Information technology, Semiconductors & semiconductor equipment)†	17,400	1,451,508
See accompanying notes to portfolio of investments
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
United States (continued)
Aris Water Solutions, Inc. Class A (Industrials, Commercial services & supplies)	76,300	$833,959
AZEK Co., Inc. Class A (Industrials, Building products)†	41,600	1,297,920
Azenta, Inc. (Health care, Life sciences tools & services)†	62,600	2,940,948
Balchem Corp. (Materials, Chemicals)	11,031	1,486,317
Blackbaud, Inc. (Information technology, Software)†	38,600	2,912,370
Brady Corp. Class A (Industrials, Commercial services & supplies)	29,800	1,537,084
Cactus, Inc. Class A (Energy, Energy equipment & services)	33,700	1,711,286
CBIZ, Inc. (Industrials, Professional services)†	38,054	2,012,676
CSW Industrials, Inc. (Industrials, Building products)	28,163	5,084,830
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	306,454	3,603,899
E2open Parent Holdings, Inc. (Information technology, Software)†	228,190	1,175,178
Enovis Corp. (Health care, Health care equipment & supplies)†	51,800	3,310,020
EnPro Industries, Inc. (Industrials, Machinery)	15,000	2,081,700
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	41,900	1,557,004
Gibraltar Industries, Inc. (Industrials, Building products)†	87,437	5,654,551
Global Blue Group Holding AG (Information technology, IT services)†	225,000	1,122,750
Globus Medical, Inc. Class A (Health care, Health care equipment & supplies)†	55,800	3,363,066
Hanover Insurance Group, Inc. (Financials, Insurance)	25,000	2,837,000
Helen of Troy Ltd. (Consumer discretionary, Household durables)†	27,000	3,815,100
Holley, Inc. (Consumer discretionary, Automobile components)†	344,282	2,179,305
Horace Mann Educators Corp. (Financials, Insurance)	19,800	596,574
ICU Medical, Inc. (Health care, Health care equipment & supplies)†	10,540	1,878,017
Innospec, Inc. (Materials, Chemicals)	57,020	6,109,123
J & J Snack Foods Corp. (Consumer staples, Food products)	13,700	2,196,384
Mayville Engineering Co., Inc. (Industrials, Machinery)†	118,200	1,429,038
NextGen Healthcare, Inc. (Health care, Health care technology)†	20,800	345,904
Progress Software Corp. (Information technology, Software)	54,000	3,243,240
Quanex Building Products Corp. (Industrials, Building products)	92,771	2,610,576
QuidelOrtho Corp. (Health care, Health care equipment & supplies)†	20,200	1,764,672
Southwestern Energy Co. (Energy, Oil, gas & consumable fuels)†	295,800	1,916,784
Spectrum Brands Holdings, Inc. (Consumer staples, Household products)	32,000	2,509,120
Standex International Corp. (Industrials, Machinery)	11,751	1,745,846
Stepan Co. (Materials, Chemicals)	24,600	2,357,172
Varex Imaging Corp. (Health care, Health care equipment & supplies)†	115,089	2,680,423
Vivid Seats, Inc. Class A (Communication services, Entertainment)†	67,142	559,293
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	91,800	1,972,782
Ziff Davis, Inc. (Communication services, Interactive media & services)†	35,700	2,588,964
		88,472,383
Total common stocks (Cost $126,755,145)		153,819,283
See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.90%
Investment companies: 2.90%
Allspring Government Money Market Fund Select Class♠∞		5.19%	4,593,969	$4,593,969
Total short-term investments (Cost $4,593,969)				4,593,969
Total investments in securities (Cost $131,349,114)	100.05%			158,413,252
Other assets and liabilities, net	(0.05)			(77,152)
Total net assets	100.00%			$158,336,100

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,845,272	$25,054,331	$(24,305,634)	$0	$0	$4,593,969	4,593,969	$111,998
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,789,962	8,923,933	(10,713,900)	38	(33)	0	0	40,400 [1]
				$38	$(33)	$4,593,969		$152,398

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring Special Global Small Cap Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2023, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Allspring Special Global Small Cap Fund | 5

Notes to portfolio of investments—July 31, 2023 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$4,525,398	$0	$0	$4,525,398
Belgium	2,099,873	0	0	2,099,873
Canada	7,299,326	0	0	7,299,326
France	3,887,024	0	0	3,887,024
Germany	6,847,007	0	0	6,847,007
Ireland	770,027	0	0	770,027
Israel	2,257,736	0	0	2,257,736
Italy	3,513,482	0	0	3,513,482
Japan	13,087,832	0	0	13,087,832
Netherlands	633,984	0	0	633,984
Norway	1,460,640	0	0	1,460,640
Spain	3,077,479	0	0	3,077,479
Sweden	2,594,115	0	0	2,594,115
Switzerland	2,107,097	0	0	2,107,097
United Kingdom	10,974,127	211,753	0	11,185,880
United States	88,472,383	0	0	88,472,383
Short-term investments
Investment companies	4,593,969	0	0	4,593,969
Total assets	$158,201,499	$211,753	$0	$158,413,252
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Global Small Cap Fund